Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-283619
Entity Registrant Name	FBS Global Limited
Entity Central Index Key	0001938534
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	74 Tagore Lane
Entity Address, City or Town	#02-00 Sindo Industrial Estate
Entity Address, Country	SG
Entity Address, Postal Zip Code	787498
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Trading Symbol	FBGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	11,250,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company has adopted a Cybersecurity Policy governing the establishment and application of certain procedures and safeguards to identify potential cybersecurity risks and, in the event of a cybersecurity breach, the protocol for disclosing to the Securities and Exchange Commission, including possible remedies. We review cybersecurity risk as part of our overall risk-management program. This ensures that cybersecurity risk management remains a meaningful priority in our business strategy and operations. Our risk management strategy for cybersecurity generally includes:
Auditor Firm ID	5395
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of FBS Global Limited (the “Company”) as of December 31, 2023 and 2024, the related consolidated statements of operations and comprehensive income (loss), changes in stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	74 Tagore Lane
Entity Address, City or Town	#02-00 Sindo Industrial Estate
Entity Address, Country	SG
Entity Address, Postal Zip Code	787498
City Area Code	+65
Local Phone Number	62857781
Contact Personnel Name	Kelvin Ang